Other Current Liabilities	12 Months Ended
Dec. 31, 2011
Other Current Liabilities [Abstract]
Other Current Liabilities
Note 7 – Other Current Liabilities

	December 31
	2011	2010
Accrued payroll and related benefits	1,064	1,123
Provision for vacation and other employee benefits	1,321	1,336
Net written put option (Note 1A)	366	299
Accrued expenses	1,022	900
Other liabilities	222	315

	3,995	3,973